AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (Details) (Money Market [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Money Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 1,136	$ 3,341
Fair value	$ 1,136	$ 3,341